Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details) Options in Millions	12 Months Ended
	Mar. 31, 2020 EquityInstruments Options € / shares	Mar. 31, 2019 Options € / shares	Mar. 31, 2018 Options € / shares	Mar. 31, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares purchase under share options, percentage	5.00%
Outstanding at beginning of year (in shares) | Options	39.8	20.1	20.1
Exercised (in shares) | Options	(3.0)	0.0	0.0
Granted (in shares)	50,000	20.0		30,000
Forfeited (in shares) | Options	(2.0)	(0.3)
Outstanding at end of year (in shares) | Options	34.8	39.8	20.1
Outstanding at beginning of year | € / shares	€ 9.38	€ 7.70	€ 7.70
Exercised | € / shares	6.31
Granted | € / shares		11.12
Forfeited | € / shares	12.47	12.00
Outstanding at end of year | € / shares	€ 9.57	€ 9.38	€ 7.70
LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | Options	0.0